Income Taxes - Schedule of components of income tax expense (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Current income Tax:
Current tax on profits			$ 14,334
Deferred tax:
Deferred taxation - current year			1,852,826	$ (694,363)
Deferred taxation - prior years			141,785
Total income tax benefit	$ 0	$ 182,843	(1,838,490)	694,363
IDoc Virtual Telehealth Solutions, Inc.
Current income Tax:
Current tax on profits			(12,489)	(22,281)
Tax regarding prior years			81,066
Deferred tax:
Deferred taxation - current year			1,071,219	(52,665)
Deferred taxation - prior years			(69,386)	66,415
Total income tax benefit	$ (55,603)	$ 72,270	$ 1,070,410	$ (8,531)